                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-134869



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS

          POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 1, 2008
--------------------------------------------------------------------------------

The second sentence in the first paragraph of the section titled POLARIS REWARDS FEATURE is hereby replaced with the following: "You can elect this feature at the time of contract issue."





Dated: August 25, 2008




                Please keep this Supplement with your Prospectus